Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue (Notes 3 and 19.1.):
Aeronautical services	$ 5,412,418	$ 9,596,975	$ 8,942,910
Non-aeronautical services	3,555,227	5,988,470	5,531,557
Construction services (Note 3.1.3)	3,657,086	1,236,193	935,774
Total revenue	12,624,731	16,821,638	15,410,241
Operating costs and expenses (Note 4):
Cost of aeronautical and non-aeronautical services	5,617,415	7,058,686	6,594,871
Cost of construction services	3,657,086	1,236,193	935,774
Administrative expenses	232,935	250,183	235,264
Total operating costs and expenses	9,507,436	8,545,062	7,765,909
Other Income (Note 16.e)	158,881	204,719	134,637
Operating profit	3,276,176	8,481,295	7,778,969
Interest income	262,370	343,612	280,623
Interest expense	(926,312)	(1,084,293)	(1,230,651)
Exchange income on foreign currency	334,150	278,641	462,218
Exchange loss on foreign currency	(89,074)	(357,518)	(374,460)
Other operating income (expense)	(418,866)	(819,558)	(862,270)
Equity in the results of joint venture accounted for by the equity method (Note 17.2 f)	(1,618)
Net income before income taxes	2,855,692	7,661,737	6,916,699
Income taxes (Note 13)
Asset tax		932	932
Income tax	729,155	1,978,102	1,795,961
Net income for the year	2,126,537	5,683,635	5,119,806
Net income for the year attributable to:
Controlling interest	1,972,319	5,465,822	4,987,601
Non-Controlling interest	154,218	217,813	132,205
Net income for the year	2,126,537	5,683,635	5,119,806
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	(5,146)	(5,272)	4,692
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	800,638	(588,575)	116,059
Total comprehensive income for the year	2,922,029	5,089,788	5,240,557
Comprehensive income for the year attributable to:
Controlling interest	2,507,828	5,051,971	4,986,573
Non-Controlling interest	414,201	37,817	253,984
Total comprehensive income for the year	$ 2,922,029	$ 5,089,788	$ 5,240,557
Basic and diluted earnings per share expressed in Mexican Pesos (Note 17.19)	$ 7	$ 18	$ 17